13F-HR

		     UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
		     WASHINGTON, D.C. 20549

			FORM 13F

		   FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ended: March 31, 2002
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Check here if Amendment [ ]; Amendment Number:
					      --------
  This Amendment (Check only one):  [ ] is a restatement.
				    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Jarislowsky, Fraser Limited
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Address:	1010 Sherbrooke St. West, Suite 2005
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		Montreal, Quebec
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		Canada H3A 2R7
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Form 13F File Number: 	28-67075
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The insitutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erin P. O'Brien
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Title:		Compliance Officer & Partner
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Phone:		514-842-2727
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Signature, Place, and Date of Signing:


 /s/ Erin P. O'Brien	   Montreal, Quebec	April 8, 2002
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     (Signature)	      (City, State)	    (Date)

Report Type (Check only one.):

(X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:	        75
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Form 13F Information Table Value Total:       8,708,207
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					    (thousands)
List of Other Included Managers:  NONE

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
		FORM 13F INFORMATION TABLE

                                                                                       VOTING AUTHORITY
NAME OF ISSUER             Title   Cusip   VALUE (x$Shares/PRN SH/PRPUT/INVESTMNT OTHER    SOLE       SHARED     NONE

Abbott Laboratories        Common002824100   140,396  2,669,123 SH      SOLE              2,581,148      87,975
Abitibi-Consolidated Inc.  Common003924107       906    101,355 SH      SOLE                101,170         185
Alberta Energy Ltd.        Common012873105   166,685  3,821,223 SH      SOLE              3,732,548      88,675
Albertson's Inc.           Common013104104    82,828  2,499,334 SH      SOLE              2,378,613     120,721
American Int'l Group       Common026874107    74,446  1,031,970 SH      SOLE              1,002,952      29,018
Avaya Inc.                 Common053499109        42      5,745 SH      SOLE                  5,745
Ballard Power Systems Inc. Common05858H104       136      4,500 SH      SOLE                  4,500
Bank of New York           Common064057102    81,405  1,937,288 SH      SOLE              1,836,888     100,400
Bank of Nova Scotia        Common064149107   519,131 15,723,919 SH      SOLE             15,334,671     389,248
BCE Inc.                   Common05534B109   141,547  8,061,273 SH      SOLE              7,900,619     160,654
Bristol-Myers Squibb Co.   Common110122108   126,580  3,126,202 SH      SOLE              3,042,467      83,735
Cameco Corporation         Common13321L108   173,142  5,965,451 SH      SOLE              5,799,070     166,381
Canadian Imperial Bank of CCommon136069101    18,233    514,678 SH      SOLE                505,902       8,776
Cardinal Health            Common14149Y108    85,692  1,208,799 SH      SOLE              1,161,631      47,168
Chevron Corp.              Common166764100   111,376  1,233,805 SH      SOLE              1,193,998      39,807
Coca-Cola Co.              Common191216100    37,080    709,522 SH      SOLE                675,122      34,400
Conagra Foods              Common205887102    63,974  2,638,115 SH      SOLE              2,505,063     133,052
Corus Entertainment Inc.     B   220874101    21,299    923,517 SH      SOLE                923,517
Crown Cork & Seal          Common228255105       139     15,500 SH      SOLE                 15,500
CVS Corp.                  Common126650100    89,733  2,613,840 SH      SOLE              2,498,340     115,500
Diebold Inc.               Common253651103     9,556    234,559 SH      SOLE                205,609      28,950
Walt Disney Co.            Common254687106    83,163  3,603,244 SH      SOLE              3,473,419     129,825
Emerson Electric           Common291011104   145,896  2,542,192 SH      SOLE              2,450,752      91,440
Enbridge Inc.              Common29250N105   296,282 10,555,014 SH      SOLE             10,313,998     241,016
Exxon Mobil Corp.          Common30231G102   225,648  5,148,261 SH      SOLE              4,978,178     170,083
Federal National Mortgage ACommon313586109   156,471  1,958,822 SH      SOLE              1,890,622      68,200
First Tennessee National CoCommon337162101    54,819  1,564,031 SH      SOLE              1,479,181      84,850
Four Seasons Hotel         Common35100E104    17,994    339,376 SH      SOLE                337,376       2,000
General Electric           Common369604103   113,918  3,041,859 SH      SOLE              2,964,215      77,644
Gillette Co.               Common375766102   139,100  4,089,985 SH      SOLE              3,951,757     138,228
Hartford Financial Svs     Common416515104    78,390  1,150,759 SH      SOLE              1,095,160      55,599
HCA Inc.                   Common404119109   101,423  2,300,896 SH      SOLE              2,197,226     103,670
Hummingbird Ltd.           Common44544R101     5,427    262,050 SH      SOLE                262,050
Ikon Office Solutions      Common451713101        18      1,500 SH      SOLE                  1,500
Imperial Oil Ltd.          Common453038408   151,048  5,072,612 SH      SOLE              4,950,392     122,220
IMS Health Inc.            Common449934108    36,991  1,647,685                           1,573,785      73,900
Interpublic Group          Common460690100    95,882  2,797,031 SH      SOLE              2,663,576     133,455
International Flavours & FrCommon459506101     7,584    216,860 SH      SOLE                216,860
Jefferson Pilot            Common475070108    31,566    630,317                             598,617      31,700
Johnson & Johnson          Common478160104   221,970  3,417,558 SH      SOLE              3,315,227     102,331
JP Morgan Chase & Co.      Common46625H100   141,325  3,964,228 SH      SOLE              3,833,207     131,021
Kimberly Clark             Common494368103   156,969  2,427,989 SH      SOLE              2,338,882      89,107
Leitch Technology Corp.    Common52543H107     1,007    173,700 SH      SOLE                173,700
Loblaw Companies Ltd.      Common539481101   191,653  5,242,896 SH      SOLE              5,099,674     143,222
Lucent Technologies Inc.   Common549463107       406     85,772 SH      SOLE                 85,772
Manulife Financial CorportaCommon56501R106   390,597 14,236,419 SH      SOLE             13,890,989     345,430
MDS Inc.                   Common55269P302    57,262  4,113,933 SH      SOLE              4,113,933
Merck & Co.                Common589331107   196,824  3,418,266 SH      SOLE              3,332,608      85,658
Microsoft Corporation      Common594918104   125,532  2,081,439 SH      SOLE              2,020,156      61,283
Motorola Inc.              Common620076109     2,643    186,155 SH      SOLE                186,155
Nexen Inc.                 Common65334H102   377,623 15,629,669 SH      SOLE             15,153,915     475,754
Nortel Networks CorporationCommon656568102     1,701    386,603 SH      SOLE                386,563          40
Nova Chemicals Corporation Common66977W109   132,622  5,309,883 SH      SOLE              5,168,713     141,170
Pepsico Inc.               Common713448108   127,505  2,475,818 SH      SOLE              2,394,156      81,662
Pfizer Inc.                Common717081103   135,315  3,405,003 SH      SOLE              3,313,253      91,750
Philip Morris Corp.        Common718154107   162,904  3,092,921 SH      SOLE              2,992,021     100,900
Pitney Bowes Inc.          Common724479100       188      4,400 SH      SOLE                  4,400
Potash Corporation of SaskaCommon73755L107   133,755  2,064,289 SH      SOLE              2,016,323      47,966
Procter & Gamble           Common742718109   106,004  1,176,644 SH      SOLE              1,126,722      49,922
Rogers Communications Inc.   B   775109200    97,219  7,106,369 SH      SOLE              6,929,436     176,933
Royal Bank of Canada       Common780087102   570,202 17,079,267 SH      SOLE             16,663,683     415,584
Royal Dutch Petroleum Co.  Common780257804   167,437  3,082,413 SH      SOLE              2,855,726     226,687
Schering-Plough            Common806605101    52,354  1,672,639 SH      SOLE              1,603,539      69,100
Shaw Communications Inc.     B   82028K200   166,903  9,305,782 SH      SOLE              9,063,455     242,327
Suncor Energy Inc.         Common867229106     5,656    156,741 SH      SOLE                150,741       6,000
Talisman Energy Inc.       Common87425E103   323,152  7,749,334 SH      SOLE              7,550,925     198,409
Toronto Dominion Bank Ont. Common891160509   431,792 15,763,143 SH      SOLE             15,397,776     365,367
TranCanada Pipelines LimiteCommon893526103   233,152 17,200,345 SH      SOLE             16,820,645     379,700
Unilever NV-NYS            Common904784709    65,957  1,161,214 SH      SOLE              1,118,072      43,142
Wachovia Corporation       Common929903102    54,920  1,481,129 SH      SOLE              1,428,529      52,600
Walgreen Co.               Common931422109    61,709  1,574,612 SH      SOLE              1,514,109      60,503
Wells Fargo & Co.          Common949746101   122,854  2,486,923 SH      SOLE              2,377,951     108,972
Westaim Corporation        Common956909105     2,466    810,300 SH      SOLE                810,300
Xerox Corp.                Common984121103        89      8,276 SH      SOLE                  8,276
Zimmer Holdings            Common98956P102     2,595     76,204                              76,204
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